Segment reporting - Bookings and management EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment reporting
Total revenue	$ 479,688	$ 434,094	$ 260,892
Operating segments
Segment reporting
Total revenue	479,688	434,094	260,892
Segment management EBITDA	113,143	113,349	133,308
Nexters Global Ltd | Operating segments
Segment reporting
External Bookings	472,394	434,094	260,892
Segment management EBITDA	138,647	$ 113,349	$ 133,308
All other segments | Operating segments
Segment reporting
External Bookings	7,294
Segment management EBITDA	$ (25,504)